II. Accounting Policies (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2017
Disclosure of associates [line items]
Goodwill or intangible assets recognized in relation to investments in non consolidated companies under the equity method	$ 0
Number of major business segments	1
Additional amortization expenses			$ 11,100
Total intangible assets and goodwill	$ 1,332,508	$ 1,372,176
Research and development expense	50,700	45,300	41,800
Selling, general and administrative expenses, amortization of intangible assets	$ 59,018	$ 63,874	$ 82,355
Discount rate used in current estimate of value in use	13.50%
Number of shares authorised (in shares) | shares	2,500,000,000	2,500,000,000	2,500,000,000
Par value per share (in dollars per share) | $ / shares	$ 1	$ 1	$ 1
Total number of shares issued (in shares) | shares	1,180,536,830	1,180,536,830	1,180,536,830
Number of shares outstanding at end of period (in shares) | shares	1,180,536,830	1,180,536,830	1,180,536,830
Number of votes, per share	1	1	1
Employee benefits, unit vesting period (Year)				4 years
Employee benefits, company redemption period (Year)	7 years			10 years
Employee benefits, early redemption period (Year)				7 years
Carrying value of units granted	$ 123,900	$ 99,600
Dilutive effect of share options on number of ordinary shares (in shares) | shares	0
Period of lease term of short-term leases	12 months
Forecast period of cash flow projections	5 years
Nominal growth rate	2.00%
Maximum maturity period of fair value through other comprehensive income instruments for short-term nature	12 months
Other current Non-current benefits	$ 94,400	84,200
Italy
Disclosure of associates [line items]
Net defined benefit liability (asset) at end of period	10,700
Canada
Disclosure of associates [line items]
Net defined contribution plan liability (asset) at end of period	10,400
USA
Disclosure of associates [line items]
Net defined contribution plan liability (asset) at end of period	7,100
Unfunded defined benefit employee retirement plan for certain senior officers [member]
Disclosure of associates [line items]
Net defined benefit liability (asset) at end of period	43,100
Information system projects [member]
Disclosure of associates [line items]
Total intangible assets and goodwill	53,355	50,848
Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Total intangible assets and goodwill		86,700
Customer-related intangible assets [member]
Disclosure of associates [line items]
Total intangible assets and goodwill	$ 41,527	$ 80,380
Customer-related intangible assets [member] | Maverick acquisition [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	14 years
Customer-related intangible assets [member] | Hydrill acquisition [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	10 years
Customer-related intangible assets [member] | Saudi Steel Pipe Company [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	9 years
Selling, general and administrative expenses, amortization of intangible assets	$ 4,100
Finite-lived intangible asset, residual useful life (Year)	3 years
Finite-lived intangible asset, reviewed useful life (Year)	5 years
Intangible assets other than goodwill, useful life (Year)	3 years
Customer-related intangible assets [member] | Ipsco Tubulars Inc [Member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	3 years
Finite-lived intangible asset, residual value	$ 41,500
Top of range [member]
Disclosure of associates [line items]
Discount rate used in current estimate of value in use	20.20%
Percentage of voting rights held in unconsolidated entities	50.00%
Top of range [member] | Information system projects [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	3 years
Top of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	10 years
Bottom of range [member]
Disclosure of associates [line items]
Discount rate used in current estimate of value in use	13.40%
Percentage of voting rights held in unconsolidated entities	20.00%
Bottom of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Disclosure of associates [line items]
Finite-lived intangible asset, useful life (Year)	3 years
Global Pipe Company [Member] | Saudi Steel Pipe Company [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	35.00%
Number of Board members can be appointed through the shareholders agreement	4
Number of Board members	11
Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Shares bound to SHA (in shares) | shares	483,600,000
Percent of company voting capital	68.60%
T/T Group [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	47.10%
Ternium entitites [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	39.50%
Confab [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	7.60%
NSSMC [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	45.90%
Previdencia Usiminas [member] | The new SHA [member]
Disclosure of associates [line items]
Percent of company voting capital	7.00%
Ternium S.A. [member] | Techgen s.a. [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	48.00%
Tecpetrol International S.A. [member] | Techgen s.a. [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	30.00%
Tenaris [member] | Techgen s.a. [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture	22.00%
Ternium S.A. [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	11.46%
Usiminas [member]
Disclosure of associates [line items]
Proportion of ownership interest in associate	3.07%
Proportion of voting rights held in associate	5.19%
Forecast period of cash flow projections	5 years
Nominal growth rate	2.00%
Usiminas [member] | Preference shares [member]
Disclosure of associates [line items]
Number of shares subscribed to (in shares) | shares	1,300,000
Usiminas [member] | Ordinary shares [member]
Disclosure of associates [line items]
Number of shares subscribed to (in shares) | shares	36,500,000